Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and Other Payables

22.	Trade and Other Payables
Information regarding Trade and other payables was as follows:

Balance as of December 31,	2025 $	2024 $
Trade payables	3,070	5,522
Accrued expenses	18,273	18,705
Liability for share-based awards, short-term	1,827	1,875
Other	15	917
Total trade and other payables	23,185	27,020